OTHER RECEIVABLES, NET (Tables)	6 Months Ended
Dec. 31, 2024
OTHER RECEIVABLES, NET
Schedule of other receivables, net

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Third Party	RMB	(Unaudited)	(Unaudited)
Business advances to officers and staffs *	¥1,373,300	¥1,469,788	$201,360
Deposits for projects	1,056,316	1,651,530	226,259
VAT recoverable	583,413	625,505	85,694
Others	1,139,397	763,660	104,620
Allowance for credit losses	(800,374)	(575,618)	(78,859)
Other receivable, net	¥3,352,052	¥3,934,865	$539,074

*Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.

Schedule of movement of allowance for credit losses

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥1,994,960	¥800,374	$109,651
Charge to (reversal of) allowance	(1,194,586)	(224,756)	(30,792)
Ending balance	¥800,374	¥575,618	$78,859